Concentration of Risk - Schedule of Major Vendors (Details) - Supplier Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Purchase [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Major Customers Risk Percentage	53.00%	52.00%
Purchase [Member] | Vendor C [Member]
Concentration Risk [Line Items]
Major Customers Risk Percentage	22.00%
Purchase [Member] | Iluminar [Member]
Concentration Risk [Line Items]
Major Customers Risk Percentage	10.00%
Purchase [Member] | Megaphoton Inc [Member]
Concentration Risk [Line Items]
Major Customers Risk Percentage	10.00%	10.00%
Purchase [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Major Customers Risk Percentage		25.00%
Purchase [Member] | Uninet Global Inc. [Member]
Concentration Risk [Line Items]
Major Customers Risk Percentage		10.00%
Accounts Payable [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Major Customers Risk Percentage	20.00%	10.00%
Accounts Payable [Member] | Vendor C [Member]
Concentration Risk [Line Items]
Major Customers Risk Percentage	13.00%
Accounts Payable [Member] | Iluminar [Member]
Concentration Risk [Line Items]
Major Customers Risk Percentage	10.00%
Accounts Payable [Member] | Megaphoton Inc [Member]
Concentration Risk [Line Items]
Major Customers Risk Percentage	49.00%	57.00%
Accounts Payable [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Major Customers Risk Percentage		10.00%
Accounts Payable [Member] | Uninet Global Inc. [Member]
Concentration Risk [Line Items]
Major Customers Risk Percentage		20.00%